Financial instruments - Disclosure of maturity analysis for derivative and non-derivative financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 7,029,291	$ 3,598,033
Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	5,764,435	2,674,328
Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	972,496	512,143
Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,886,140	1,897,558
More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,170,654	1,188,332
Bank loans and other notes
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,881,080	2,429,845
Bank loans and other notes | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	4,215,914	1,855,426
Bank loans and other notes | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	550,526	313,873
Bank loans and other notes | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,184,029	1,603,373
Bank loans and other notes | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	146,525	512,598
Other borrowings
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,905,071	1,111,977
Other borrowings | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	1,306,112	763,085
Other borrowings | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	183,607	143,799
Other borrowings | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	697,473	292,668
Other borrowings | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,023,990	675,510
Lease liabilities
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	120,426	4,138
Lease liabilities | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	119,696	3,744
Lease liabilities | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	115,650	2,397
Lease liabilities | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,638	1,517
Lease liabilities | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	139	224
Current trade and other payables
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	122,713	52,073
Current trade and other payables | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	122,713	52,073
Current trade and other payables | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	122,713	52,073
Current trade and other payables | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Current trade and other payables | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	$ 0